Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net
Property and Equipment

	2012		2013
	(In millions of Korean Won)
Computer and equipment	~~W~~	10,867	~~W~~	7,212
Furniture and fixtures		2,100		2,149
Vehicles		89		78
Capital lease assets		1,140		1,287
Leasehold improvements		771		746
Software externally-purchased		11,531		11,898

		26,498		23,370
Less accumulated depreciation		(22,974)		(21,055)

	~~W~~	3,524	~~W~~	2,315